COMMITMENTS AND CONTINGENCIES (Details Narrative)			1 Months Ended
	Jul. 22, 2026 MYR (RM)	Nov. 16, 2023 USD ($)	Apr. 28, 2021 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Litigation settlement | $		$ 3,152
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Litigation Settlement, Amount Awarded from Other Party | RM	RM 10,000
Independent Advisory Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares | shares			1,403,973